Document and Entity Information	Feb. 28, 2026
Prospectus Line Items
Document Type	485BPOS
Document Period End Date	Feb. 28, 2026
Entity Central Index Key	0000215829
Amendment Flag	false
Registrant Name	Fidelity School Street Trust
Entity Investment Company Type	N-1A